CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities
Net income (loss)	$ (22,455)	$ 52,240	$ (469,555)	$ 310,418	$ 180,923
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Goodwill impairment loss			420,201	0	0
Amortization of mortgage servicing rights	88,188	186,075	250,375	282,781	72,897
Amortization of debt issuance costs – senior secured term loan	10,385	3,754	5,139	4,395	3,718
Depreciation	13,467	16,601	21,910	24,245	5,720
Provision for bad debts	25,272	49,583	84,751	34,816	5,030
Impairment of mortgage servicing rights	25,052	0
Gain on loans held for sale, net	(116,934)	(110,041)	(134,297)	(121,694)	(215)
Gain on sale of mortgage servicing rights	(97,958)	0
Loss on deconsolidation of variable interest entities			0	0	3,167
Realized and unrealized losses on derivative financial instruments	8,529	1,955	2,643	14,336	4,294
(Gain) loss on extinguishment of debt	0	(2,609)	(2,609)	8,681	2,167
Loss (gain) on valuation of mortgage servicing rights, at fair value	73,257	13,147	22,068	(30,816)	(30)
(Gain) loss on sale of fixed assets	(1,095)	2,093
Decrease (increase) in deferred tax assets, net	5,700	35,884	37,842	(21,125)	62,393
Equity-based compensation expense	5,130	9,372	10,729	5,648	2,934
Origination and purchase of loans held for sale	(3,713,311)	(6,007,152)	(7,430,340)	(9,678,038)	(172,262)
Proceeds from sale and collections of loans held for sale	3,935,420	6,013,059	7,345,730	9,468,627	243,434
Changes in assets and liabilities:
Decrease in advances and match funded advances	491,654	236,688	291,989	295,108	1,443,643
(Increase) decrease in receivables and other assets, net	(1,899)	(11,806)	(37,394)	224,543	(53,870)
(Decrease) increase in other liabilities	30,726	46,243	(94,508)	70,336	(2,593)
Other, net	14,866	23,929	27,850	(7,842)	14,504
Net cash provided by operating activities	773,994	559,015	352,524	884,419	1,815,854
Cash flows from investing activities
Proceeds from sale of premises and equipment	4,758	22
Distributions of capital from unconsolidated entities	0	6,572	6,572	1,300	3,226
Purchase of mortgage servicing rights, net	(10,055)	(19,395)	(22,488)	(987,663)	(180,039)
Acquisition of advances in connection with the purchase of mortgage servicing rights		(84,373)	(85,521)	(2,588,739)	(1,920,437)
Acquisition of advances in connection with the purchase of loans	0	(60,482)
Acquisition of advances in connection with the purchase of loans			(60,482)	0	0
Proceeds from sale of advances and match funded advances	285,938	0	1,054	3,842,537	2,824,645
Net proceeds from sale of diversified fee-based businesses to Altisource Portfolio Solutions, SA			0	210,793	0
Proceeds from sale of mortgage servicing rights	598,059	287	287	34,754	0
Proceeds from sale of advance financing subsidiary and special purpose entity			0	0	76,334
Proceeds from sale of beneficial interest in consolidated variable interest entities			0	0	3,020
Origination of loans held for investment - reverse mortgages	(781,002)	(565,670)	(816,881)	(609,555)	0
Principal payments received on loans held for investment - reverse mortgages	105,520	56,193	86,234	5,886	0
Additions to premises and equipment	(18,335)	(7,716)	(11,430)	(28,915)	(19,217)
Other	4,082	4,248	6,461	(1,207)	(449)
Net cash (used in) provided by investing activities	188,965	(732,368)	(958,247)	(2,414,978)	262,870
Cash flows from financing activities
Repayment of match funded liabilities	(500,401)	(329,175)	(274,567)	(167,931)	(1,665,330)
Proceeds from other secured borrowings	5,647,016	4,352,495	5,677,291	9,633,914	204,784
Repayments of other secured borrowings			(5,809,239)	(8,804,558)	(822,137)
Proceeds from issuance of senior unsecured notes	0	350,000	350,000	0	0
Payment of debt issuance costs	(18,610)	(6,835)	(6,835)	(25,758)	(1,052)
Proceeds from sale of mortgage servicing rights accounted for as a financing	0	123,551	123,551	447,755	320,381
Proceeds from sale of loans accounted for as a financing	803,924	572,031	783,009	604,991	0
Proceeds from sale of advances accounted for as a financing	0	88,095	88,981	0	0
Repurchase of common stock	0	(325,609)	(382,487)	(217,903)	0
Redemption of 10.875% Capital Securities			0	0	(26,829)
Repayments of other secured borrowings	(6,572,601)	(4,532,029)
Payment of preferred stock dividends	0	(1,163)	(1,163)	(5,115)	0
Proceeds from exercise of common stock options	413	1,176	1,840	2,302	6,005
Other	6,501	1,467	6,303	21,244	(18,650)
Net cash provided by (used in) financing activities	(633,758)	294,004	556,684	1,488,941	(2,002,828)
Net (decrease) increase in cash	329,201	120,651	(49,039)	(41,618)	75,896
Cash at beginning of year	129,473	178,512	178,512	220,130	144,234
Cash at end of year	458,674	299,163	129,473	178,512	220,130
Supplemental cash flow information
Interest paid			560,208	395,758	219,825
Income tax payments, net			38,293	14,747	37,199
Supplemental non-cash investing and financing activities
Transfers of loans held for sale to loans held for investment	0	110,874	110,874	0	0
Transfers of loans held for sale to real estate owned			8,808	4,775	999
Conversion of Series A preferred stock to common stock			62,000	100,000	0
Conversion of 3.25% Convertible Notes to common stock		62,000	0	0	56,410
Fair value of assets acquired
Cash			0	0	(79,511)
Loans held for sale			0	0	(558,721)
Advances			0	(1,786,409)	(2,266,882)
Mortgage servicing rights			0	(401,314)	(360,344)
Deferred tax assets			0		(52,103)
Premises and equipment			0	(16,423)	(12,515)
Goodwill			0	(211,419)	(345,936)
Debt service accounts			0		(69,287)
Receivables and other assets			0	(2,989)	(27,765)
Fair value of assets acquired			0	2,418,554	3,773,064
Fair value of liabilities assumed
Match funded liabilities			0	0	1,997,459
Other secured borrowings			0	0	864,969
Accrued expenses and other liabilities			0	74,625	145,812
Total consideration			0	(2,343,929)	(764,824)
Issuance of preferred stock as consideration			0	0	162,000
Amount due to (from) seller for purchase price adjustments			0	54,220	(900)
Cash paid			0	(2,289,709)	(603,724)
Less cash acquired			0		79,511
Net cash paid			0	2,289,709	524,213
ResCap [Member]
Cash flows from investing activities
Payments to acquire business	0	(54,220)	(54,220)	(2,289,709)	0
Ocwen Structured Investments, LLC (OSI) [Member]
Cash flows from investing activities
Payments to acquire business	$ 0	$ (7,834)	(7,833)	0	0
Liberty Acquisition [Member]
Cash flows from investing activities
Payments to acquire business			0	(26,568)	0
Correspondent One [Member]
Cash flows from investing activities
Net cash acquired in acquisition of Correspondent One S.A.			0	22,108	0
Homeward Residential Holdings, Inc. [Member]
Cash flows from investing activities
Payments to acquire business			$ 0	$ 0	$ (524,213)